SHARE CAPITAL AND RESERVES - assumptions used (Details) - LTIP stock option - $ / shares	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average forecasted volatility	97.00%	111.00%
Average risk-free interest rate	0.95%	0.35%
Average expected life	5	5
Forfeiture rate	4.68%	5.52%
Fair value - weighted average of options issued	$ 2.52	$ 1.36